Shareholders' Equity - Additional Information (Detail)		5 Months Ended	9 Months Ended
	Sep. 21, 2020 shares	Dec. 31, 2020 Vote $ / shares shares	Sep. 30, 2021 Vote $ / shares shares	Sep. 30, 2020 $ / shares	Aug. 07, 2020 $ / shares shares
Common stock conversion description		20% of the sum of (i) the total number of Class A ordinary shares issued and outstanding upon completion of the Initial Public Offering, plus (ii) the total number of Class A ordinary shares issued or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of the initial Business Combination, excluding any Class A ordinary shares or equity-linked securities exercisable for or convertible into Class A ordinary shares issued, or to be issued, to any seller in the initial Business Combination and any Private Placement Warrants issued to the Sponsor upon conversion of Working Capital Loans.	20% of the sum of (i) the total number of Class A ordinary shares issued and outstanding upon completion of the Initial Public Offering, plus (ii) the total number of Class A ordinary shares issued or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of the initial Business Combination, excluding any Class A ordinary shares or equity-linked securities exercisable for or convertible into Class A ordinary shares issued, or to be issued, to any seller in the initial Business Combination and any Private Placement Warrants issued to the Sponsor upon conversion of Working Capital Loans
Preferred shares authorized		1,000,000	1,000,000
Preferred stock par value | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Over-Allotment Option [Member]
Options exercised to purchase number of units	2,500,000
Common Class A [Member]
Common stock shares authorized		300,000,000	300,000,000
Common stock par value | $ / shares		$ 0.0001	$ 0.0001	0.0001
Common stock shares		25,000,000	25,000,000
Common Shares Outstanding		25,000,000
Temporary Equity Outstanding		25,000,000	25,000,000
Number of votes per share | Vote		1	1
Common Class B [Member]
Common stock shares authorized		30,000,000	30,000,000
Common stock par value | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares		6,250,000	6,250,000		6,468,750
Common Shares Outstanding		6,250,000	6,250,000		6,468,750
Common Stock, Shares,subject to forfeiture					843,750
Percent of stock owned					20.00%
Common Class B [Member] | Over-Allotment Option [Member]
Common Stock, Shares,subject to forfeiture	218,750